Employee Benefits - Share-based Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about defined benefit plans [abstract]
Total share-based compensation expense	$ 46,307	$ 9,557	$ 7,966